As filed with the Securities and Exchange Commission on November 12, 1999.
                                                              File No. 333-19607
                                                                        811-7426

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

    Pre-Effective Amendment No.                                   [   ]
                                 -------
    Post-Effective Amendment No.    4                             [X]
                                 -------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.   41                                                       [X]
              -------------

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                              SEPARATE ACCOUNT ONE
                           (Exact Name of Registrant)

                   HARTFORD LIFE and ANNUITY INSURANCE COMPANY
                               (Name of Depositor)

                                 P. O. BOX 2999
                             HARTFORD, CT 06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-6733
               (Depositor's Telephone Number, Including Area Code)

                            Marianne O'Doherty, ESQ.
                                  HARTFORD LIFE
                                 P. O. BOX 2999
                             HARTFORD, CT 06104-2999
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

                  immediately upon filing pursuant to paragraph (b) of Rule 485
         --------
            X     on November 15, 1999 pursuant to paragraph (b) of Rule 485
         --------
                  60 days after filing pursuant to paragraph (a)(1) of Rule 485
         --------
                  on __________, 1999 pursuant to paragraph (a)(1) of Rule 485
         --------
                  this post-effective amendment designates a new effective date
         -------- for a previously filed post-effective amendment.


PURSUANT TO RULE 24F-2(A)(1) UNDER THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES.

                              CROSS REFERENCE SHEET
                             PURSUANT TO RULE 495(a)
                             -----------------------


             N-4 Item No.                       Prospectus Heading
        ----------------------------------------------------------

       1.    Cover Page                    Hartford Life and Annuity Insurance
                                           Company, The Separate Account

       2.    Definitions                   Definitions

       3.    Synopsis or Highlights        Highlights

       4.    Condensed Financial           Accumulation Unit Values
             Information

       5.    General Description of        General Contract Information
             Registrant

       6.    Deductions                    The Contract: Charges and Fees

       7.    General Description of        The Contract
             Annuity Contracts

       8.    Annuity Period                Annuity Payouts

       9.    Death Benefit                 The Contract: Death Benefit

       10.   Purchases and Contract Value  The Contract

       11.   Redemptions                   The Contract: Surrenders

       12.   Taxes                         Federal Tax Considerations

       13.   Legal Proceedings             Other Information: Legal Matters &
                                            Experts

       14.   Table of Contents of the      Table of Contents to
             Statement of Additional       Statement of Additional
             Information                   Information Hartford

       15.   Cover Page                    Part B; Statement of Additional
                                           Information

       16.   Table of Contents             Table of Contents

       17.   General Information and       Description of Hartford Life and
             History                       Annuity Insurance Company

       18.   Services                      None

       19.   Purchase of Securities        Distribution of Contracts
             being Offered

       20.   Underwriters                  Distribution of Contracts

       21.   Calculation of Performance    Calculation of Yield and Return
             Data

       22.   Annuity Payments              Annuity Payouts

       23.   Financial Statements          Financial Statements

       24.   Financial Statements and      Financial Statements and
             Exhibits                      Exhibits

       25.   Directors and Officers of     Directors and Officers of the
             the Depositor                 Depositor

       26.   Persons Controlled by or      Persons Controlled by or Under
             Under Common Control with     Common Control with the Depositor
             the Depositor or Registrant   or Registrant

       27.   Number of Contract Owners     Number of Contract Owners

       28.   Indemnification               Indemnification

       29.   Principal Underwriters        Principal Underwriters

       30.   Location of Accounts and      Location of Accounts and Records
             Records

       31.   Management Services           Management Services

       32.   Undertakings                  Undertakings

                                  Parts A and B

The Prospectus and Statement of Additional Information are incorporated in Parts A and B, respectively, of this Post-Effective Amendment No. 4, by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 (File No. 333-19607), as filed on April 13, 1999 and declared effective on May 3, 1999.

A Supplement to the Prospectus, dated November 15, 1999 is included in Part A of this Post-Effective Amendment.

                       DIRECTOR IMMEDIATE VARIABLE ANNUITY
                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                              SEPARATE ACCOUNT ONE

     SUPPLEMENT DATED NOVEMBER 15, 1999 TO THE PROSPECTUS DATED MAY 3, 1999

In the section entitled "Fee and Expense Tables," under the first table entitled "Contract Owner Transaction Expenses," the footnote beginning with an asterisk is deleted and replaced with the following:

     *Only applies to the following Annuity Payout Options after the Income Start Date: Life Annuity with Payments Guaranteed for a Specified Number of Years, Joint and Last Survivor Annuity with Payments Guaranteed for a Specified Number of Years, and Payments Guaranteed for a Specified Number of Years.

In the section entitled "Highlights," under the subsection entitled "What type of sales charge will I pay?" the second sentence is deleted and replaced with the following:

     We will charge you a Contingent Deferred Sales Charge when you fully or partially Surrender your Annuity if you selected one of the following Annuity Payout Options after the Income Start Date: Life Annuity with Payments Guaranteed for a Specified Number of Years, Joint and Last Survivor Annuity with Payments Guaranteed for a Specified Number of Years, and Payments Guaranteed for a Specified Number of Years.

In the section entitled "Highlights," under the subsection entitled "Can I take out any of my money?" the first sentence is deleted and replaced with the following:

     You may surrender some or all of the amount you invested after Annuity Payouts begin only if you selected one of the following Annuity Payout
     Options: Life Annuity with Payments Guaranteed for a Specified Number of Years, Joint and Last Survivor Annuity with Payments Guaranteed for a Specified Number of Years, or Payments Guaranteed for a Specified Number of Years.

In the section entitled "Charges and Fees," under the subsection entitled "1. Contingent Deferred Sales Charge," in the first paragraph the first sentence is deleted and replaced with the following:

     The Contingent Deferred Sales Charge is deducted when you request a full or partial Surrender if you selected one of the following Annuity Payout
     Options: Life Annuity with Payments Guaranteed for a Specified Number of Years, Joint and Last Survivor Annuity with Payments Guaranteed for a

     Specified Number of Years, or Payments Guaranteed for a Specified Number of Years.

In the section entitled "Charges and Fees," under the subsection entitled "1. Contingent Deferred Sales Charge," in the second paragraph the first sentence is deleted.

In the section entitled "Surrenders," the second and third paragraphs under the subheading "Surrenders after the Income Start Date" are deleted and replaced with the following:

     SURRENDERS AFTER THE INCOME START DATE: You may fully or partially Surrender your Contract on or after the Income Start Date only if you selected one of the following Annuity Payout Options: Life Annuity with Payments Guaranteed for a Specified Number of Years, Joint and Last Survivor Annuity with Payments Guaranteed for a Specified Number of Years, or Payments Guaranteed for a Specified Number of Years. You may only surrender prior to the end of the Specified Number of Years.

     If you selected PAYMENTS GUARANTEED FOR A SPECIFIED NUMBER OF YEARS, you may surrender your contract for a Commuted Value minus any applicable Contingent Deferred Sales Charge. If you fully surrender under this Option, annuity payments will cease and the contract will be terminated. If you partially surrender your contract under this Option, annuity payments for the remainder of the Specified Number of Years will be reduced by the same percentage as the percentage surrendered from the maximum value available for surrender.

     If you selected LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR A SPECIFIED NUMBER OF YEARS or JOINT AND LAST SURVIVOR ANNUITY WITH PAYMENTS GUARANTEED FOR A SPECIFIED NUMBER OF YEARS, you may surrender your contract for a Commuted Value minus any applicable Contingent Deferred Sales Charge. If you fully surrender, annuity payments will be suspended until the end of the Specified Number of Years. If the Annuitant and Joint Annuitant (if applicable) die before the end of the Specified Number of Years, the contract will terminate with no remaining value. However, if the Annuitant or Joint Annuitant are living at the end of the Specified Number of Years, then annuity payments will resume and continue for as long as the Annuitant or Joint Annuitant are living. A first payment after the end of the Specified Number of Years may be greater or less than the last payment prior to surrender, depending on the investment performance of the Sub-Accounts. If you partially surrender, annuity payments for the remainder of the Specified Number of Years will be reduced by the same percentage as the percentage surrendered from the maximum value available for surrender. After the Specified Number of Years has expired, annuity payments will not change as a result of a surrender.

     Any Commuted Value is determined on the day we receive your written request for surrender.

     Any partial surrender must be at least equal to our minimum surrender amount rules then in effect. If you do not specify which Sub-Accounts from which the partial surrender is to be taken, the surrender will be effected on a pro rata basis according to the value in each Sub-Account. We reserve the right to limit the number of partial surrenders.

     You should check with your tax adviser before making any surrender, because there may be adverse tax consequences.

In the section entitled "Annuity Payouts," the last paragraph of the subsection entitled "2. Which Annuity Payout Option do you want to use?" is deleted and replaced with the following:

     IMPORTANT INFORMATION:

     - YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED ONE OF THE FOLLOWING ANNUITY PAYOUT OPTIONS: LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR A SPECIFIED NUMBER OF YEARS, JOINT AND LAST SURVIVOR ANNUITY WITH PAYMENTS GUARANTEED FOR A SPECIFIED NUMBER OF YEARS, OR PAYMENTS GUARANTEED FOR A SPECIFIED NUMBER OF YEARS. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.


333-19607
HV-2541

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

    (a)  All financial statements are incorporated by reference.(1)

    (b) (1) Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(2)

         (2)  Not applicable.

         (3)  (a)  Principal Underwriter Agreement.(3)

         (3)  (b)  Form of Dealer Agreement.(3)

         (4) Form of Individual Single Premium Immediate Variable Annuity Contract.(3)

         (5)  Form of Application.(4)

         (6)  (a) Certificate of Incorporation of Hartford.(5)

         (6)  (b) Bylaws of Hartford.(3)

         (7)  Not applicable.

         (8)  Not applicable.

--------------------------

(1) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 333-19607, dated May 3, 1999.

(2) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-73568, dated May 1, 1995.

(3) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 33-73568, dated May 1, 1996.

(4) Incorporated by reference to Pre-Effective Amendment No. 1, to the Registration Statement File No. 333-19607, dated May 12, 1997.

(5) Incorporated by reference to Pre-Effective Amendment No. 1, to the Registration Statement File No. 333-19607, dated May 12, 1997.

         (9) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

         (10) Consent of Arthur Andersen LLP, Independent Public Accountants.

         (11) No financial statements are omitted.

         (12) Not applicable.

         (13) Not applicable.

         (14) Not applicable.

         (15) Copy of Power of Attorney.

         (16) Organizational Chart.


Item 25. Directors and Officers of the Depositor


--------------------------------------------------------------------------------
NAME                            POSITION WITH HARTFORD
--------------------------------------------------------------------------------
Wendell J. Bossen               Vice President
--------------------------------------------------------------------------------
Gregory A. Boyko                Senior Vice President, Director*
--------------------------------------------------------------------------------
Peter W. Cummins                Senior Vice President
--------------------------------------------------------------------------------
Timothy M. Fitch                Vice President & Actuary
--------------------------------------------------------------------------------
Mary Jane B. Fortin             Vice President & Chief Accounting Officer
--------------------------------------------------------------------------------
David T. Foy                    Senior Vice President & Treasurer
--------------------------------------------------------------------------------
Lynda Godkin                    Senior Vice President, General Counsel, and
                                Corporate Secretary, Director*
--------------------------------------------------------------------------------
Lois W. Grady                   Senior Vice President
--------------------------------------------------------------------------------
Stephen T. Joyce                Vice President
--------------------------------------------------------------------------------
Michael D. Keeler               Vice President
--------------------------------------------------------------------------------
Robert A. Kerzner               Senior Vice President
--------------------------------------------------------------------------------
Thomas M. Marra                 Executive Vice President, Director*
--------------------------------------------------------------------------------
Steven L. Matthiesen            Vice President
--------------------------------------------------------------------------------
Craig R. Raymond                Senior Vice President and Chief Actuary
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NAME                            POSITION WITH HARTFORD
--------------------------------------------------------------------------------
Lowndes A. Smith                President and Chief Executive Officer, Director*
--------------------------------------------------------------------------------
David M. Znamierowski           Senior Vice President, Director*
--------------------------------------------------------------------------------


Unless otherwise indicated, the principal business address of each of the of above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

*Denotes Board of Directors.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

         Filed herewith as Exhibit 16.

Item 27. Number of Contract Owners

         As of September 30, 1999, there were 301,006 Contract Owners.

Item 28. Indemnification

Under Section 33-772 of the Connecticut General Statutes, unless limited by its certificate of incorporation, the Registrant must indemnify a director who was wholly successful, on the merits or otherwise, in the defense of any proceeding to which he was a party because he is or was a director of the corporation against reasonable expenses incurred by him in connection with the proceeding.

The Registrant may indemnify an individual made a party to a proceeding because he is or was a director against liability incurred in the proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Registrant, and, with respect to any criminal proceeding, had no reason to believe his conduct was unlawful.
Conn. Gen. Stat. @ 33-771(a). Additionally, pursuant to
Conn. Gen. Stat. @ 33-776, the Registrant may indemnify officers and employees or agents for liability incurred and for any expenses to which they become subject by reason of being or having been employees or officers of the Registrant. Connecticut law does not prescribe standards for the indemnification of officers, employees and agents and expressly states that their indemnification may be broader than the right of indemnification granted to directors.

The foregoing statements are specifically made subject to the detailed provisions of Section 33-770 et seq.

Notwithstanding the fact that Connecticut law obligates the Registrant to indemnify only a director that was successful on the merits in a suit, under
Article VIII, Section 2 of the Registrant's bylaws, the Registrant must indemnify both directors and officers of the Registrant who are parties or threatened to be parties to a legal proceeding by reason of his being or having been a director or officer of the Registrant for any expenses if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the company, and with respect to criminal proceedings, had no reason to believe his conduct was unlawful. Unless otherwise mandated by a court, no indemnification shall be made if such officer or director is adjudged to be liable for negligence or misconduct in the performance of his duty to the Registrant.

Additionally, the directors and officers of Hartford and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy issued to The Hartford Financial Services Group, Inc. and its subsidiaries. Such policy will reimburse the Registrant for any payments that it shall make to directors and officers pursuant to law and will, subject to certain exclusions contained in the policy, further pay any other costs, charges and expenses and settlements and judgments arising from any proceeding involving any director or officer of the Registrant in his past or present capacity as such, and for which he may be liable, except as to any liabilities arising from acts that are deemed to be uninsurable.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

      (a) HSD acts as principal underwriter for the following investment companies:


          Hartford Life Insurance Company - Separate Account One
          Hartford Life Insurance Company - Separate Account Two

          Hartford Life Insurance Company - Separate Account Two (DC Variable
                                                 Account I)
          Hartford Life Insurance Company - Separate Account Two (DC Variable
                                                 Account II)
          Hartford Life Insurance Company - Separate Account Two (QP Variable
                                                 Account)
          Hartford Life Insurance Company - Separate Account Two (Variable
                                                 Account "A")
          Hartford Life Insurance Company - Separate Account Two (NQ Variable
                                                 Account)
          Hartford Life Insurance Company - Putnam Capital Manager Trust
                                                 Separate Account
          Hartford Life Insurance Company - Separate Account Three
          Hartford Life Insurance Company - Separate Account Five
          Hartford Life Insurance Company - Separate Account Seven
          Hartford Life and Annuity Insurance Company - Separate Account One Hartford Life and Annuity Insurance Company - Putnam Capital
                               Manager Trust Separate Account Two
          Hartford Life and Annuity Insurance Company - Separate Account Three Hartford Life and Annuity Insurance Company - Separate Account Five Hartford Life and Annuity Insurance Company - Separate Account Six Alpine Life Insurance Company - Separate Account One
          Alpine Life Insurance Company - Separate Account Two
          American Maturity Life Insurance - Separate Account AMLVA
          Royal Life Insurance Company - Separate Account One
          Royal Life Insurance Company - Separate Account Two


      (b) Directors and Officers of HSD

          Name and Principal                Positions and Offices
           Business Address                  With Underwriter
          ------------------                ------------------

          Lowndes A. Smith            President and Chief Executive
                                      Officer, Director
          Thomas M. Marra             Executive Vice President, Director
          Peter W. Cummins            Senior Vice President
          David T. Foy                Treasurer
          Robert A. Kerzner           Executive Vice President
          Lynda Godkin                Senior Vice President, General Counsel and
                                      Corporate Secretary
          George R. Jay               Controller

          Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, Connecticut 06104-2999.

Item 30.  Location of Accounts and Records

          All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31.  Management Services

          All management contracts are discussed in Part A and Part B of the Registration Statement dated May 3, 1999 and filed with the Commission on April 13, 1999.

Item 32.  Undertakings

    (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

    (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

    (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

    (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

         The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 12th day of November, 1999.


HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT ONE
    (Registrant)

*By: Thomas M. Marra                             *By: /s/ Marianne O'Doherty
     -------------------------------                  ----------------------
Thomas M. Marra, Executive Vice President                 Marianne O'Doherty
                                                          Attorney-in-Fact


HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
    (Depositor)

*By:   Thomas M. Marra
    ------------------------------------------
     Thomas M. Marra, Executive Vice President


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.


Gregory A. Boyko, Senior Vice President              *By: /s/ Marianne O'Doherty
      & Director*                                         ----------------------
Lynda Godkin, Senior Vice President, General               Marianne O'Doherty
     Counsel and Corporate Secretary, Director*            Attorney-in-Fact
Thomas M. Marra, Executive Vice President,
     Director*                                       Dated: November 12, 1999
Lowndes A. Smith, President and Chief
     Executive Officer, Director *
David M. Znamierowski, Senior Vice President,
     Director*

                                 EXHIBIT INDEX



(9) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

(10)   Consent of Arthur Andersen LLP, Independent Public Accountants.

(15)   Copy of Power of Attorney.

(16)   Organizational Chart.